Consolidated Balance Sheets - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Current assets
Cash	$ 544,791	$ 1,447,921
Prepaid expenses	92,600	95,833
Total current assets	637,391	1,543,754
Prepaid insurance		77,208
Cash held in Trust Account	183,785,456	176,597,270
TOTAL ASSETS	184,422,847	178,218,232
Current liabilities
Accrued expenses	23,507	97,837
Over-allotment option liability		26,558
Total current liabilities	23,507	124,395
Deferred legal fees	2,137,965	850,000
Deferred underwriting fee payable	7,000,000	7,000,000
TOTAL LIABILITIES	9,161,472	7,974,395
COMMITMENTS AND CONTINGENCIES (Note 6)
Class A ordinary shares subject to possible redemption, 17,500,000 shares at redemption value of approximately $10.50 and $10.09 per share at December 31, 2025 and 2024, respectively	183,785,456	176,597,270
SHAREHOLDERS’ DEFICIT
Preference shares, $0.0001 par value; 1,000,000 shares authorized; none issued and outstanding at December 31, 2025 and 2024
Additional paid-in capital
Accumulated deficit	(8,524,763)	(6,354,203)
TOTAL SHAREHOLDERS’ DEFICIT	(8,524,081)	(6,353,433)
TOTAL LIABILITIES, ORDINARY SHARES SUBJECT TO POSSIBLE REDEMPTION AND SHAREHOLDERS’ DEFICIT	184,422,847	178,218,232
Class A Ordinary Shares
SHAREHOLDERS’ DEFICIT
Ordinary shares, value	99	99
Class B Ordinary Shares
SHAREHOLDERS’ DEFICIT
Ordinary shares, value	$ 583	$ 671	[1]

[1]	Includes an aggregate of up to 875,000 Class B ordinary shares that were subject to forfeiture if the underwriter did not exercise its over-allotment option. On January 10, 2025, the over-allotment option expired unexercised. As a result, the 875,000 shares were forfeited.